Equity-based compensation - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) metric	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-based compensation expense	$ 159	$ 152	$ 151
Accrued equity-based payments	$ 13	$ 12
Remaining weighted-average vesting period (in years)	1 year 3 months 18 days
Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years
Number of metrics | metric	4
Swiss Employee Share Ownership Plan and Other Share Savings Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Holding period (in years)	3 years
Minimum | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive (as a percent)	35.00%
Payout (as a percent)	0.00%
Maximum | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive (as a percent)	430.00%
Payout (as a percent)	200.00%